Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Consolidated Summary Financial Information
The following tables set forth certain consolidating summary financial information for SLF Inc. and Sun Life Assurance (consolidated):

Results for the years ended	SLF Inc. (unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustment	SLF Inc. (consolidated)
December 31, 2017
Revenue	$441	$23,421	$7,022	$(1,550)	$29,334
Shareholders' net income (loss)	$2,242	$1,577	$427	$(2,004)	$2,242
December 31, 2016
Revenue	$749	$22,895	$6,736	$(1,807)	$28,573
Shareholders' net income (loss)	$2,581	$1,702	$342	$(2,044)	$2,581

Assets and liabilities as at	SLF Inc. (unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustment	SLF Inc. (consolidated)
December 31, 2017
Invested assets	$23,382	$138,145	$6,531	$(21,919)	$146,139
Total other general fund assets	$7,530	$21,437	$17,152	$(29,538)	$16,581
Investments for account of segregated fund holders	$—	$106,341	$51	$—	$106,392
Insurance contract liabilities	$—	$118,003	$8,234	$(8,452)	$117,785
Investment contract liabilities	$—	$3,082	$—	$—	$3,082
Total other general fund liabilities	$8,591	$21,558	$12,822	$(24,089)	$18,882

December 31, 2016
Invested assets	$23,351	$134,624	$6,308	$(21,933)	$142,350
Total other general fund assets	$10,097	$24,154	$19,157	$(34,687)	$18,721
Investments for account of segregated fund holders	$—	$97,118	$49	$—	$97,167
Insurance contract liabilities	$—	$115,370	$7,523	$(7,836)	$115,057
Investment contract liabilities	$—	$2,913	$—	$—	$2,913
Total other general fund liabilities	$11,492	$23,805	$15,111	$(29,675)	$20,733